BLACKROCK VARIABLE SERIES FUNDS, INC.
BlackRock Balanced Capital V.I. Fund
BlackRock Bond V.I. Fund
BlackRock Fundamental Growth V.I. Fund
BlackRock Global Growth V.I. Fund
BlackRock Government Income V.I. Fund
BlackRock High Income V.I. Fund
BlackRock S&P 500 Index V.I. Fund
BlackRock International Value V.I. Fund
BlackRock Large Cap Core V.I. Fund
BlackRock Large Cap Growth V.I. Fund
BlackRock Large Cap Value V.I. Fund
BlackRock Utilities and Telecommunications V.I. Fund
BlackRock Money Market V.I. Fund

Supplement dated November 1, 2007 to the
Prospectus of each Fund dated
May 1, 2007

The Prospectus of each Fund listed above is amended to note the following:

Effective January 1, 2008, Class II shares of BlackRock Balanced Capital V.I. Fund,BlackRock Bond V.I. Fund, BlackRock Fundamental Growth V.I. Fund, BlackRock Global Growth V.I. Fund, BlackRock Government Income
V.I. Fund, BlackRock High Income V.I.Fund, BlackRock International
Value V.I. Fund, BlackRock Large Cap Growth V.I. Fund,BlackRock Utilities & Telecommunications V.I. Fund, and BlackRock Money Market V.I.Fund will no longer be available for purchase. All references in the Prospectus to the Class II share class of these Funds are deleted in their entirety.

Effective January 1, 2008, Class III shares of BlackRock Balanced Capital V.I. Fund,BlackRock Bond V.I. Fund, BlackRock Fundamental Growth V.I. Fund, BlackRock Global Growth V.I.Fund, BlackRock Government Income V.I. Fund, BlackRock High Income V.I.Fund, BlackRock S&P 500 Index V.I. Fund, BlackRock International Value V.I. Fund, BlackRock Large Cap Core V.I. Fund, BlackRock Large Cap Value V.I. Fund, BlackRock Utilities & Telecommunications V.I. Fund, and BlackRock Money Market V.I. Fund will no longer be available for purchase. All references in the Prospectus to the Class III share classes of these Funds are deleted in their entirety.

Code #SUP-VARII&III-1107